Basic and Diluted Net Earnings Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic and Diluted Net Earnings Per Share (Textual)
Diluted net earnings per share	1,369,514	1,282,305	250,809